Long-Term Debt And Loans Payable (Narrative) (Details) (USD $)	12 Months Ended						12 Months Ended			1 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010	Jun. 30, 2010	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2011 Aqua Pennsylvanias [Member]	Dec. 31, 2010 Aqua Pennsylvanias [Member]	Dec. 31, 2011 Other Subsidiaries [Member]	Nov. 30, 2010 Tax-Exempt Bonds Maturity Year 2033 [Member]	Nov. 30, 2010 Tax-Exempt Bonds Maturity Year 2034 [Member]	Nov. 30, 2010 Tax-Exempt Bonds Maturity Year 2042 [Member]	Nov. 30, 2010 Tax-Exempt Bonds Maturity Year 2043 [Member]	Jun. 30, 2010 Senior Unsecured Notes Maturity Year 2021 [Member]	Jun. 30, 2010 Senior Unsecured Notes Maturity Year 2024 [Member]	Jun. 30, 2010 Senior Unsecured Notes Maturity Year 2028 [Member]	Dec. 31, 2011 Swing-Line Commitment [Member]	Dec. 31, 2010 Swing-Line Commitment [Member]	Dec. 31, 2011 Unsecured Revolving Credit Facility With Three Banks [Member]
Debt Instrument [Line Items]
Retained earnings included in non controlling interest	$ 135,000,000					$ 600,000,000	$ 580,000,000		$ 145,000,000
Long-term debt of discontinued operations	40,662,000	40,932,000
Debt instrument, bonds				141,385,000						25,910,000	19,270,000	15,000,000	81,205,000
Debt instrument expiration period										2033	2034	2042	2043
Trustees issues	1,000
Pending construction of the projects to be financed	88,871,000
Senior unsecured notes					70,000,000									15,000,000	20,000,000	35,000,000
Senior unsecured notes maturity period														2021	2024	2028
Interest rates										5.00%	5.05%	4.75%	4.60%	4.62%	4.83%	5.22%
Weighted average cost of long-term debt	5.17%	5.14%
Weighted average cost of fixed rate long-term debt	5.30%	5.36%
Unsecured revolving credit facility	95,000,000																		100,000,000
Expiration date	May 2012
Swing-line commitment	15,000,000
Available barrowing capacity credit sublimit	20,000,000
Letters of credit capacity available	2,399,000
Available capacity borrowed	33,000																5,212,000
Average borrowings cost percentage	1.96%	1.84%					1.01%	1.44%									0.45%	0.51%
Average borrowing amount	15,795,000	25,884,000					80,235,000	37,539,000									53,473,000	64,581,000
Revolving credit agreements	84,030,000	58,277,000
Commitment fee percentage	0.10%
Maximum amount outstanding at the end of any one month	26,741,000	32,431,000					92,143,000	65,676,000
Other combined short-term lines of credit	64,500,000	67,000,000
Short-term lines of credit	23,741,000	31,391,000
Short-term lines of credit of discontinued operations	4,000,000	6,500,000
Interest income	759,000	1,290,000	1,148,000
Interest cost	78,561,000	74,681,000	67,491,000
Capitalized amount	$ 7,195,000	$ 4,863,000	$ 2,623,000